UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Keane Capital Management Inc.

Address: 3440 Toringdon Way
         Suite 308
         Charlotte, North Carolina 28277

13F File Number: 028-10739


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Ted Slack
Title: Controller & Chief Compliance Officer
Phone: (704) 973-4022


Signature, Place and Date of Signing:


/s/Ted Slack                 Charlotte, North Carolina         August 13, 2012
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           71

Form 13F Information Table Value Total:     $121,495
                                          (thousands)


List of Other Included Managers: NONE

Form 13F File Number         Name

-----------------------       ------------------------------

                                           FORM 13F INFORMATION TABLE
                                          Keane Capital Management Inc.
                                                  June 30, 2012

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------               ---------        ------     ---------  --------  ---------  ----------- ---------  -----   ------- ----

AIR TRANSPORT SERVICES GRP I  COM              00922R105   2,421      465,543  SH          SOLE                   465,543
ALLIANCE FIBER OPTIC PRODS I  COM NEW          018680306   2,233      249,794  SH          SOLE                   249,794
ALLIANCE ONE INTL INC         COM              018772103   3,192      922,459  SH          SOLE                   922,459
AMERICAN AXLE & MFG HLDGS IN  COM              024061103   2,041      194,574  SH          SOLE                   194,574
AMERICAN EQTY INVT LIFE HLD   COM              025676206   4,166      378,379  SH          SOLE                   378,379
ASIA ENTN & RESOURCES LTD     SHS              G0539K108   1,419      351,211  SH          SOLE                   351,211
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205   1,740       40,000  SH          SOLE                    40,000
AUDIOCODES LTD                ORD              M15342104   1,069      607,618  SH          SOLE                   607,618
BIOSCRIP INC                  COM              09069N108   1,505      202,608  SH          SOLE                   202,608
BOISE INC                     COM              09746Y105   1,030      156,566  SH          SOLE                   156,566
BPZ RESOURCES INC             COM              055639108     607      239,945  SH          SOLE                   239,945
BUILDERS FIRSTSOURCE INC      COM              12008R107   1,422      300,007  SH          SOLE                   300,007
CASELLA WASTE SYS INC         CL A             147448104   1,781      304,424  SH          SOLE                   304,424
CENVEO INC                    COM              15670S105   1,733      897,881  SH          SOLE                   897,881
CHINA AUTOMOTIVE SYS INC      COM              16936R105     405       98,800  SH          SOLE                    98,800
CHINA CERAMICS CO LTD         SHS              G2113X100   1,480      482,220  SH          SOLE                   482,220
CHINA GERUI ADV MAT GR LTD    SHS              G21101103   2,110      737,913  SH          SOLE                   737,913
CHINA XD PLASTICS CO LTD      COM              16948F107   1,235      269,729  SH          SOLE                   269,729
CHINACAST EDU CORP            COM              16946T109     125      191,860  SH          SOLE                   191,860
CYS INVTS INC                 COM              12673A108     689       50,000  SH          SOLE                    50,000
DELTA AIR LINES INC DEL       COM NEW          247361702     821       75,000  SH          SOLE                    75,000
DELTA APPAREL INC             COM              247368103   1,128       82,583  SH          SOLE                    82,583
DFC GLOBAL CORP               COM              23324T107   3,379      183,332  SH          SOLE                   183,332
EDGEWATER TECHNOLOGY INC      COM              280358102     757      194,545  SH          SOLE                   194,545
ENERGY PARTNERS LTD           COM NEW          29270U303   2,325      137,589  SH          SOLE                   137,589
ENPRO INDS INC                COM              29355X107   2,040       54,598  SH          SOLE                    54,598
FARMER BROS CO                COM              307675108   1,518      190,721  SH          SOLE                   190,721
FSI INTL INC                  COM              302633102   2,079      579,082  SH          SOLE                   579,082
GREAT LAKES DREDGE & DOCK CO  COM              390607109   1,946      273,246  SH          SOLE                   273,246
HERCULES OFFSHORE INC         COM              427093109     477      134,773  SH          SOLE                   134,773
IMPERIAL HLDGS INC            COM              452834104     645      168,334  SH          SOLE                   168,334
IRIDIUM COMMUNICATIONS INC    COM              46269C102   1,788      200,000  SH          SOLE                   200,000
JAKKS PAC INC                 COM              47012E106   1,737      108,471  SH          SOLE                   108,471
KKR FINANCIAL HLDGS LLC       COM              48248A306   3,307      388,140  SH          SOLE                   388,140
KRATOS DEFENSE & SEC SOLUTIO  COM NEW          50077B207   1,752      300,000  SH          SOLE                   300,000
K-SWISS INC                   CL A             482686102   1,078      350,067  SH          SOLE                   350,067
KVH INDS INC                  COM              482738101   2,060      164,799  SH          SOLE                   164,799
LIBBEY INC                    COM              529898108   1,643      106,893  SH          SOLE                   106,893
LIHUA INTL INC                COM              532352101   1,625      296,453  SH          SOLE                   296,453
LIONBRIDGE TECHNOLOGIES INC   COM              536252109   2,521      800,466  SH          SOLE                   800,466
LIONS GATE ENTMNT CORP        COM NEW          535919203     995       67,520  SH          SOLE                    67,520
LO-JACK CORP                  COM              539451104   2,889      956,564  SH          SOLE                   956,564
MATTSON TECHNOLOGY INC        COM              577223100   1,485      848,297  SH          SOLE                   848,297
MULTIBAND CORP                COM NEW          62544X209   1,267      532,260  SH          SOLE                   532,260
NETSPEND HLDGS INC            COM              64118V106   1,562      170,000  SH          SOLE                   170,000
NORANDA ALUM HLDG CORP        COM              65542W107   1,613      202,606  SH          SOLE                   202,606
NORTH AMERN ENERGY PARTNERS   COM              656844107   1,008      390,660  SH          SOLE                   390,660
NQ MOBILE INC                 ADR REPSTG CL A  64118U108   3,197      390,302  SH          SOLE                   390,302
PACER INTL INC TENN           COM              69373H106   1,714      317,420  SH          SOLE                   317,420
PARKER DRILLING CO            COM              701081101     905      200,633  SH          SOLE                   200,633
PENNANTPARK INVT CORP         COM              708062104   2,494      240,947  SH          SOLE                   240,947
PIKE ELEC CORP                COM              721283109     938      121,461  SH          SOLE                   121,461
PILGRIMS PRIDE CORP NEW       COM              72147K108     715      100,000  SH          SOLE                   100,000
PRGX GLOBAL INC               COM NEW          69357C503   4,653      585,310  SH          SOLE                   585,310
PROVIDENCE SVC CORP           COM              743815102   3,048      222,355  SH          SOLE                   222,355
QUATERRA RES INC              COM              747952109     604    1,285,085  SH          SOLE                 1,285,085
REGAL ENTMT GROUP             CL A             758766109   3,096      225,000  SH          SOLE                   225,000
RICKS CABARET INTL INC        COM NEW          765641303   3,452      398,153  SH          SOLE                   398,153
RUBY TUESDAY INC              COM              781182100   2,028      297,800  SH          SOLE                   297,800
SILICON GRAPHICS INTL CORP    COM              82706L108   1,990      310,000  SH          SOLE                   310,000
SILICON IMAGE INC             COM              82705T102     950      230,292  SH          SOLE                   230,292
SONIC AUTOMOTIVE INC          CL A             83545G102     822       60,100  SH          SOLE                    60,100
SORL AUTO PTS INC             COM              78461U101     433      179,766  SH          SOLE                   179,766
SUPPORT COM INC               COM              86858W101   1,585      497,000  SH          SOLE                   497,000
TRINITY BIOTECH PLC           SPON ADR NEW     896438306   1,849      154,067  SH          SOLE                   154,067
UNIVERSAL ELECTRS INC         COM              913483103   2,388      181,300  SH          SOLE                   181,300
UNIVERSAL STAINLESS & ALLOY   COM              913837100   1,426       34,700  SH          SOLE                    34,700
U S AIRWAYS GROUP INC         COM              90341W108   1,333      100,000  SH          SOLE                   100,000
WABASH NATL CORP              COM              929566107     859      129,689  SH          SOLE                   129,689
WALTER INVT MGMT CORP         COM              93317W102   1,758       75,000  SH          SOLE                    75,000
XINYUAN REAL ESTATE CO LTD    SPONS ADR        98417P105   1,411      464,000  SH          SOLE                   464,000

SK 26146 0001 1310507